INCOME PER SHARE (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Earnings Per Share [Line Items]
Interest on Convertible Debt, Net of Tax	$ 350
Incentive Shares [Member]
Earnings Per Share [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Number Of Shares Authorized	461,107	648,697
Incentive Shares [Member] | First Instalment [Member]
Earnings Per Share [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Number Of Shares Authorized		648,697
Incentive Shares [Member] | Second Instalment [Member]
Earnings Per Share [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Number Of Shares Authorized		461,107
Premium Shares for Bond [Member]
Earnings Per Share [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Number Of Shares Authorized	166,471
Premium Shares for Bond [Member] | Second Instalment [Member]
Earnings Per Share [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Number Of Shares Authorized		166,471
Vested and Unissued Restricted Shares [Member]
Earnings Per Share [Line Items]
Weighted Average Number Diluted Shares Outstanding Vested And Unissued Restricted Shares	58,726	60,625	39,375